Income Taxes - Additional Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 4
Unrecognized tax benefit that would impact effective tax rate	$ 4
Effective tax rate	23.00%	48.00%	(125.00%)